Fees Summary	Oct. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 103,000
Previously Paid Amount	0.00
Total Fee Amount	15.77
Total Offset Amount	0.00
Net Fee	15.77
Narrative - Max Aggregate Offering Price	$ 103,000
Final Prospectus	true